Consolidated Balance Sheets - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Current assets:
Cash	$ 132,249	$ 140,839
Trade accounts receivable, net of allowance for doubtful accounts of $61,527 in 2021 and $524,617 in 2020	8,376,000	7,561,334
Income taxes refundable - current	0	25,003
Other receivables	2,204,456	23,145
Inventories	16,303,808	17,099,767
Prepaid expenses and other assets	549,350	472,516
Total current assets	27,565,863	25,322,604
Property and equipment, net	7,912,851	8,811,863
Intangible assets, net	646,860	665,731
Other assets, net	1,790,956	1,757,614
Total assets	37,916,530	36,557,812
Current liabilities:
Current installments of long-term debt	324,840	312,109
Accounts payable and accrued expenses	4,275,880	2,861,343
Accrued compensation and payroll taxes	1,553,771	1,463,307
Income taxes payable	13,121	13,986
Total current liabilities	6,167,612	6,266,149
Note payable, revolver - noncurrent	3,465,908	4,988,660
Long-term debt, excluding current installments	4,528,611	4,853,457
Other noncurrent liabilities	1,548,446	1,823,632
Total liabilities	15,710,577	21,297,894
Shareholders’ equity:
Preferred stock, no par value, authorized 1,000,000 shares; none issued and outstanding	0	0
Common stock, no par value, authorized 50,000,000 shares; issued and outstanding 7,897,477 shares in 2021 and 7,537,087 shares in 2020	14,337,649	14,002,130
Retained earnings	7,868,304	1,257,788
Total shareholders’ equity	22,205,953	15,259,918
Commitments and contingencies
Total liabilities and shareholders’ equity	37,916,530	36,557,812
Paycheck Protection Program CARES Act [Member]
Current liabilities:
Note payable, SBA PPP Loan - current	0	1,615,404
Note payable, SBA PPP Loan - noncurrent	$ 0	$ 3,365,996